Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Founder Funds Trust
Entity Central Index Key	0002077057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Founders 100 ETF
Shareholder Report [Line Items]
Fund Name	Founders 100 ETF
Class Name	TF
Trading Symbol	FFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Founders 100 ETF for the period of December 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.founderetfs.com. You can also request this information by contacting us at 1-866-315-5322.
Additional Information Phone Number	1-866-315-5322
Additional Information Website	https://www.founderetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Founders 100 ETF	$3	0.75%
[1],[2]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the abbreviated period of December 17, 2025 to December 31, 2025, positive drivers of performance included rising confidence in semiconductor chip demand and a robust 2026 capital markets outlook, fueled by equity trading and investment banking, were more than offset by concerns over a potential AI-driven sales slowdown in select Software holdings, a potential slowing of US consumer spending, and the underperformance of select non-founder-led stocks before the quarterly rebalance into to Founder-Led stocks and REIT securities.

Top Contributors
↑	NVIDIA Corp.
↑	Oracle Corp.
↑	Goldman Sachs Group Inc.
↑	Apple Inc.
↑	Marvell Technology Inc.

Top Detractors
↓	Palantir Technologies Inc.
↓	Tesla Inc.
↓	Applovin Corp.
↓	Shopify Inc.
↓	Deere & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (12/17/2025)
Founders 100 ETF NAV	-1.42
Wilshire 5000 Total Market Index	1.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.founderetfs.com for more recent performance information.
Net Assets	$ 889,700
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 247
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$889,700
Number of Holdings	100
Net Advisory Fee	$247
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Oracle Corp.	7.3%
Meta Platforms, Inc.	7.1%
Tesla, Inc.	6.7%
Palantir Technologies, Inc.	6.6%
Salesforce, Inc.	4.5%
AppLovin Corp.	3.8%
Shopify, Inc.	3.7%
Blackstone, Inc.	3.5%
Blackrock, Inc.	3.2%

Updated Prospectus Web Address	https://www.founderetfs.com

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.